Convertible Notes and Note Payable (Details) - Schedule of convertible notes, debt balances - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible notes, current portion	$ 30,525	$ 30,525
Unamortized loan discount	(327)	(657)
Total	30,198	29,868
Unamortized debt issuance cost recorded as an asset	566	1,132
SNAP June 2020 Note [Member]
Debt Instrument [Line Items]
Convertible notes, current portion	15,000	15,000
Unamortized loan discount	(327)	(657)
Total	14,673	14,343
Unamortized debt issuance cost recorded as an asset
SCI June 2021 Note [Member]
Debt Instrument [Line Items]
Convertible notes, current portion	15,525	15,525
Unamortized loan discount
Total	15,525	15,525
Unamortized debt issuance cost recorded as an asset	$ 566	$ 1,132